Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Goodwill and other intangible assets
12. Goodwill and other intangible assets

	Goodwill $m	Brands $m	Software $m	Management agreements $m	Other intangibles $m	Total $m
Cost
At 1 January 2021	537	439	886	122	25	2,009
Additions	–	–	32	–	1	33
Disposals	–	–	(40)	–	–	(40)
Exchange and other adjustments	(5)	–	–	–	–	(5)
At 31 December 2021	532	439	878	122	26	1,997
Additions	–	–	46	–	–	46
Fully amortised assets written off	–	–	(94)	–	–	(94)
Disposals	(8)	–	–	–	–	(8)
Exchange and other adjustments	(11)	–	(5)	–	–	(16)
At 31 December 2022	513	439	825	122	26	1,925
Amortisation and impairment
At 1 January 2021	(191)	–	(402)	(112)	(11)	(716)
Provided	–	–	(30)	(1)	(1)	(32)
System Fund expense	–	–	(82)	–	(1)	(83)
Disposals	–	–	28	–	–	28
Exchange and other adjustments	–	–	1	–	–	1
At 31 December 2021	(191)	–	(485)	(113)	(13)	(802)
Provided	–	–	(20)	–	(3)	(23)
System Fund expense	–	–	(78)	–	(1)	(79)
Impairment reversal	–	–	–	12	–	12
Fully amortised assets written off	–	–	94	–	–	94
Disposals	8	–	–	–	–	8
Exchange and other adjustments	5	–	3	–	1	9
At 31 December 2022	(178)	–	(486)	(101)	(16)	(781)

Net book value
At 31 December 2022	335	439	339	21	10	1,144
At 31 December 2021	341	439	393	9	13	1,195
At 1 January 2021	346	439	484	10	14	1,293
Goodwill and brands
Brands
Brands relate to the acquisitions of Kimpton ($193m), Regent ($57m) and Six Senses ($189m). They are each considered to have an indefinite life given their strong brand awareness and reputation, and management’s commitment to continued investment in their growth. The brands are protected by trademarks and there are not believed to be any legal, regulatory or contractual provisions that limit the useful lives of the brands. In the hotel industry there are a number of brands that have existed for many years and IHG has brands that are over 60 years old.
Allocation of goodwill and brands to CGUs

	At		At		At		Analysed as:
	1 January 2021 $m	Exchange adjustments $m	31 December 2021 $m	Exchange adjustments $m	31 December 2022 $m	Goodwill $m	Brands $m
Americas (group of CGUs)	421	(2)	419	–	419	132	287
EMEAA (group of CGUs)	339	(2)	337	(6)	331	195	136
Greater China	25	(1)	24	–	24	8	16
	785	(5)	780	(6)	774	335	439

The recoverable amounts of the CGUs, or groups of CGUs, have been determined from value in use calculations. The key assumptions are RevPAR growth (detailed on page 157 within ‘Going concern’), terminal growth rates and pre-tax
discount rates. Cash flows beyond the five-year period are extrapolated using terminal growth rates that do not exceed the average long-term growth rates for the relevant markets. Cash flow projections are discounted using pre-tax
rates that are based on the Group’s weighted average cost of capital and incorporate adjustments reflecting risks specific to the territory of the CGU.
The weighted average terminal growth rates and
pre-tax
discount rates are as follows:

	2022		2021
	Terminal growth rate %	Pre-tax discount rate %	Terminal growth rate %	Pre-tax discount rate %
Americas	1.9	13.7	2.0	10.2
EMEAA	2.5	16.2	2.2	12.8
Greater China	2.5	13.8	2.5	12.6
The increase in discount rates in 2022 in Americas and EMEAA was primarily driven by increased equity risk premiums and long-term risk-free rates.
The recoverable amounts of the CGUs, or groups of CGUs, exceeded their carrying value such that no impairment has arisen.
Assumptions were sensitised, including using the Downside Case scenario (detailed on page 157 within ‘Going concern’), with no impairment arising reflecting the number of years of Base Case forecasts required to recover the carrying value.
Software
Software includes $190m relating to the development of the next-generation Guest Reservation System with Amadeus. Internally developed software with an original cost of $130m developed within the two phases of the project is being amortised over 10 years and seven years respectively, with six years remaining at 31 December 2022, reflecting the Group’s experience of the long life of guest reservation systems and the initial term over which the Group is party to a technology agreement with Amadeus. The remaining project value relates to enhancements to existing systems as part of the project, which are amortised over five years.
In 2022 and 2021, no impairment was charged. In 2020, $4m impairment was charged to the System Fund.
A loss on disposal of software assets of $12m was recorded in 2021, relating to amounts previously capitalised in respect of costs incurred to implement cloud computing arrangements. These losses were recorded within depreciation and amortisation ($8m) and System Fund depreciation and amortisation ($4m) in the Group income statement.
Management agreements
Management agreements relate to contracts recognised at fair value on acquisition. The weighted average remaining amortisation period for all management agreements is 15 years (2021: 17 years).
2022 impairment reversal
The impairment reversal of $12m relates to the Kimpton management agreement portfolio in the Americas region and arises due to strong trading conditions in 2022 and significantly improved industry forecasts. The key assumption is RevPAR growth which is approximately in line with the Group forecast detailed on page 157. Cash flows beyond the five-year period are extrapolated using a 1.8% long-term growth rate that does not exceed the average long-term growth rates for the relevant market.
The portfolio was valued at value in use (which exceeded fair value less costs of disposal) using discounted cash flow techniques that measure the present value of projected post-tax
income flows. The
post-tax
discount rate used was 10.8% (rate used for 2020 impairment: 8.4%); the pre-tax
equivalent rate is 14.8%.
2020 impairment
Impairment of $48m related to the Kimpton ($5m), Regent ($2m) and Six Senses ($41m) management agreement portfolios acquired in 2015, 2018 and 2019 respectively. The key assumption was RevPAR growth which assumed a recovery to 2019 levels over a five-year period from 2021.
Contracts were valued at the higher of value in use and fair value less costs of disposal, using discounted cash flow techniques. Where the recoverable amount was measured at fair value, this was categorised as a Level 3 fair value measurement.